Nature of the Business and Basis of Presentation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents		$ 11,439		$ 31,614	$ 22,919
Short-term investments		10,871
Net loss		9,579	$ 4,202	29,397	17,347
Net cash used in operating activities		7,689	$ 4,138	18,305	21,040
Accumulated deficit		$ 101,815		$ 92,236	$ 62,839
Cara Therapeutics Inc. | Subsequent Event
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Reverse recapitalization	$ 23,800